SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of presentation

(a)	Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principal of consolidation

(b)	Principal of consolidation

The consolidated financial statements include the financial statements of the Company and all the subsidiaries of the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Foreign currency translation and transactions

(c)	Foreign currency translation and transactions

The Company uses Hong Kong dollars (“HK$”) as its reporting currency. The functional currency of the Company is the United States dollars (“US$”) and that of its subsidiaries is HK$, based on the criteria of Accounting Standards codification (“ASC”) Topic 830, Foreign Currency Matters.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at end of the reporting period. The resulting exchange differences are recorded in the consolidated statements of operations. The equity denominated in currency other than the functional currency is translated at the historical rate of exchange at the time of capital contribution.

No foreign currency translation adjustments were made for the years ended September 30, 2024 and 2025.

Convenience translation

(d)	Convenience translation

The consolidated financial statements as of and for the year ended September 30, 2025 have been translated into US$ solely for the convenience of the readers. The translation has been made at the rate of US$1.00 = HK$7.7830, representing the close rate on September 30, 2025 as set forth in the statistical release of Yahoo.com. No representation is made that the HK$ amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rates.

Use of estimates and assumptions

(e)	Use of estimates and assumptions

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.

Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for credit loss related to trade receivables and retention receivables and standalone selling price of revenue recognition. The use of estimates is an integral component of the financial reporting process. Actual results could differ from those estimates.

Fair values of financial instruments

(f)	Fair values of financial instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure the fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and exchange rates. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets and liabilities; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 —	Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, trade receivables, retention receivables, deposits and other receivables included in prepaid expenses and other assets, investment in key management insurance policy, trade payables, notes payables, other payables, operating lease liabilities, and other liabilities. The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, retention receivables, deposits and other receivables included in prepaid expenses and other assets, trade payables, notes payables, other payables, operating lease liabilities – current, and other liabilities approximate their fair values due to the short-term maturities. Investment in key management insurance policy is measured at fair value using unobservable inputs which is positively correlated to the surrender cash value and categorized in Level 3 of the fair value hierarchy.

Cash and cash equivalents

(g)	Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, and other short-term and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Restricted cash

(h)	Restricted cash

Restricted cash consist of cash that are contractually or legally restricted as to withdrawal or usage. These balances cannot be withdrawn or used until the underlying contracts or legal restrictions expire or are released. Restricted cash is presented separately from cash and cash equivalents on the consolidated balance sheets and is included together with cash and cash equivalents when reconciling the beginning and ending balances in the consolidated statements of cash flows. The Group classifies restricted cash as non-current assets if the restricted cash does not relate to current liabilities, or when the related restrictions are not expected to lapse within 12 months after the end of the reporting period.

Trade receivables, net

(i)	Trade receivables, net

Trade receivables, net are stated at the original amount less an allowance for credit loss. Trade receivables are recognized in the period when the Group has delivered goods or rendered services to its customers and when the right to consideration is unconditional. The amounts due are stated at their net estimated realizable value. The credit terms are generally between 0 to 90 days.

The allowance for doubtful accounts reflects the Group’s best estimate of expected losses. Before October 1, 2023 the Group determines the allowance for doubtful accounts based on an assessment of historical collection activity, the current business environment and forecasts that may affect the customers’ ability to pay. From October 1, 2023, the Group determines the expected credit loss provisions based on Accounting Standards Update (“ASU”) 2016-13 Financial Instruments - Credit Losses (“ASC 326”): Measurement of Credit Losses on Financial Instruments, detailed as Note 2(j).

Retention receivables, net

(j)	Retention receivables, net

Certain contracts contain retention provisions whereby a portion of the revenue earned is withheld from payment as a form of security until contractual provisions are satisfied. Retention receivables were assessed for impairment in accordance with ASC 326.

Expected credit loss

(k)	Expected credit loss

The Group adopted the accounting standards update of ASC 326 and several associated ASUs related to the measurement of credit losses on October 1, 2023 using a modified retrospective approach. The retrospective adjustment on the retained earnings as of October 1, 2023 was HK$1.1 million.

The Group’s trade receivables, retention receivables, other current assets, and other non-current assets are within the scope of ASC 326. The Group has identified the relevant risk characteristics of its customers and the related trade receivables, retention receivables, other current assets, and other non-current assets which include size, type of the goods or services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience and any recoveries, adjusted by correlated industrial and macroeconomic forward-looking factors, in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers and industry-specific factors that could impact the Group’s trade receivables, retention receivables, other current assets, and other non-current assets. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected. Expected credit losses for trade receivables, retention receivables, other current assets, and other non-current assets are recorded as selling, general and administrative expenses on the consolidated statements of operations.

Inventories, net

(l)	Inventories, net

Inventories consist of spare parts and other materials and work-in-progress. Spare parts and other materials primarily comprise of components and parts for the security systems. Work-in-progress primarily comprises of certain costs incurred for installation of security systems that will be sold to customers, which are partially installed and have yet to meet the criteria for revenue recognition.

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the moving weighted average method and in the case of work-in-progress, comprises raw materials and other direct costs. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to disposal.

Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than their costs, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. Write-down of inventories of HK$0.3 million and HK$0.1 million was made for the years ended September 30, 2024 and 2025, respectively.

During the year ended September 30, 2025, certain inventories amounting to HK$2.5 million were written down due to cancellation of certain sales orders. These inventories, which were initially intended for specific customer projects, could no longer be utilized or resold following the cancellation of the related sales orders.

Prepaid expenses and other assets

(m)	Prepaid expenses and other assets

Prepaid expenses and other assets are mainly prepaid insurance, prepaid professional service fee, deposits for rental, utilities and items in daily operations, and employee advances. These amounts are refundable and bear no interest. Management reviews its prepaid expenses and other assets on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Management continues to evaluate the reasonableness of the allowance policy and update it if necessary.

Related party

(n)	Related party

A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with an entity; b) a principal owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significantly influence the management or operating policies of the entity. The Group discloses all significant related party transactions.

Property and equipment, net

(o)	Property and equipment, net

Property and equipment, net is stated at historical cost less accumulated depreciation and impairment, if any. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Depreciation is calculated using the straight-line method to allocate their costs to their residual values over their estimated useful lives, as follows:

Items	Useful life
Building	25 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives
Motor vehicles	4 years
Furniture, fixtures and equipment	5 years
Equipment for leasing	8 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations. Expenditures for maintenance and repairs are charged to consolidated statements of operations as incurred, while additions, renewals and betterments, which are expected to extend the useful lives of assets, are capitalized. The Group also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

(p)	Intangible assets, net

The Group’s intangible assets mainly represented computer software. Computer software is classified as finite-lived intangible assets and amortized over its useful life of 5 years.

Finite-lived intangible assets are carried at cost less accumulated amortization and impairment if any. The finite-lived intangible assets are amortized over their estimated useful lives, which are the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group.

Impairment for long-lived assets

(q)	Impairment for long-lived assets

Long-lived assets, including property and equipment, operating lease right-of-use assets, and finite-lived intangible assets, are tested for impairment at the asset group level. An asset group is the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and asset groups. When events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable, the Group compares the carrying amount of the asset group with the undiscounted future cash flows expected to result from its use and eventual disposition. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is measured as the excess of the carrying amount of the asset group over its fair value.

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than that the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived asset by comparing the carrying value of the asset to an estimate of future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the asset over the fair value of the asset.

Indefinite-lived intangible assets are tested for impairment at least annually and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are impaired if their estimated fair values are less than their carrying values.

Finite-lived intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts.

The Group may rely on a qualitative assessment when performing impairment test for its long-lived assets. Otherwise, the impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets.

No impairment of long-lived assets was recognized for the years ended September 30, 2024 and 2025.

Goodwill

(r)	Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, or more often when circumstances indicate that impairment may have occurred. Goodwill is carried at cost less accumulated impairment. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations. Impairment losses on goodwill are not reversed.

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Group has the option to assess qualitative factors to determine whether it is necessary to perform the two-step in accordance with ASC Topic 350, Intangibles — Goodwill and Other. If the Group believes, as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described below is required. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of the reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business acquisition with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being discounted cash flows.

No impairment of goodwill was made for the years ended September 30, 2024 and 2025.

Deferred offering expenses

(s)	Deferred offering expenses

The Group capitalizes certain underwriting, legal, professional, and other third-party fees that are directly related to follow-on offering as deferred offering expenses until such follow-on offering are consummated. Upon consummation of the follow-on offering, these fees will be recorded in the stockholders’ equity as a reduction of additional paid-in capital generated from the offering. In the event the offering is aborted, deferred offering costs will be expensed. The Group recorded nil and HK$0.2 million as deferred offering expenses under non-current assets in the consolidated balance sheets as of September 30, 2024 and 2025, respectively.

Investment in key management insurance policy

(t)	Investment in key management insurance policy

The Group invests in a key management insurance policy which is a life insurance policy. The key management insurance policy is initially recognized at the amount of premium paid, and subsequently measured at end of each reporting period at the cash surrender value that could be realized under the insurance policy, which is primarily based on the guaranteed cash value stated on the annual statement from the insurance company. Changes to the cash surrender value at end of each reporting period will be recognized in other income or other expenses in the consolidated statements of operations. Any gain or loss on the derecognition of the investment in the event of death of the insured person, the surrender of the policy, or upon the maturity of the policy, will be recognized in other income or other expenses in the consolidated statements of operations.

Notes payables

(u)	Notes payables

Notes payables represent outstanding bills with bank, mainly consist of outstanding letter of credit, import bills acceptance, and trust receipt. Notes payables are generally mature within six months.

Commitments and contingencies

(v)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines that it is probable that a loss will occur and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

(w)	Revenue recognition

The Group recognized its revenue under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying the revenue recognition of this ASU allows the Group to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Group expects to be entitled in such exchange. This will require the Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Group applies five-step model to recognize revenue from customer contracts. The five-step model requires the Group to (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur; (iv) allocate the transaction price to the respective performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies the performance obligation.

The Group accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance, and consideration is probable of substantially collection.

The Group derives its revenues principally from providing security-related engineering services, and security guarding and screening services.

Revenue recognition policies for each type of revenue stream are as follows:

Security-related engineering services

The Group offers security-related engineering services to customers, and signs project contracts with them. The contracts typically comprise one or multiple arrangements, such as: i) supplies of security systems and products, provision of installation, and related maintenance services; ii) supplies of security systems and products only; or iii) maintenance services only.

The Group determines whether arrangements are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether the Group’s commitment to transfer the product or service to the customer is separately identifiable from other obligations in the contract.

The Group has identified that the supply of security systems and products with the installation services are a combined performance obligation, as they are interdependent and interrelated services as one promise to the customer. The Group also determines that the related maintenance services are distinct and represent a separate performance obligation.

The transaction price of a contract containing multiple performance obligations is allocated to the separate performance obligations on a relative standalone selling price basis, which is determined using observable inputs, such as standalone sales of the maintenance services and historical contract pricing. If the standalone selling price is not observable through past transactions, we estimate the standalone selling price taking into account available information such as internally approved pricing guidelines related to the performance obligations.

The Group recognizes revenues when (or as) it satisfies the performance obligation by transferring a promised product and/or service to a customer. Revenues from supplying security systems and products and installation services are recognized at a point in time when the legal title and control of the products and services has been transferred, being when the products are delivered and services are rendered, and accepted by the customer, there is no unfulfilled obligation that could affect the customers’ acceptance of the products and services, and it is highly probable that a significant reversal will not occur. The Group recognizes revenue from the maintenance services ratably over the term of the arrangement, because the customer simultaneously receives and consumes the benefits provided by the Group.

In addition, the Group acts as a lessor to provide equipment leasing to the customers with use of dedicated security-related systems and equipment for contractual periods. The Group assesses the equipment leasing arrangements under ASC Topic 842, Leases (“ASC 842”). At the commencement date of each equipment leasing, the Group classifies each lease as either an operating lease, a sales-type lease or a direct financing lease in accordance with ASC 842. All of the Group’s leases as a lessor are classified as operating leases. The Group had no sales-type leases or direct financing leases during the periods presented.

Lease income from operating leases is recognized in profit or loss over the lease term on a straight-line basis unless another systematic and rational basis is more representative of the pattern in which benefit is expected to be derived from the use of the underlying asset. Variable lease payments, if any, are recognized in the period in which the changes in the facts and circumstances on which they are based occur, and initial direct costs are expensed over the lease term on the same basis as lease income. Where collectability of the lease payments, together with any amount necessary to satisfy a residual value guarantee, is not probable, lease income is limited to the lesser of the income otherwise recognized and the lease payments actually collected; any subsequent change in that assessment is recognized as a current-period adjustment to lease income. Lease income is presented within revenue in the consolidated statements of operations.

Customers related to security-related engineering services generally make the payment monthly or quarterly, in accordance with the contract terms, except for the payment related to the supply of security systems and products which is payable upon customer’s acceptance.

In determining whether the Group acts as a principal and recognizes revenue on a gross basis, the Group assesses indicators including control over goods and services before transfer to customers and exposure to inventory risk and customers’ credit risk. The Group controls the overall provision of goods and services, including arranging staff to deliver goods or services to customers and directing the workers to perform tasks. The Group bears credit risk for the receivables from customers. Based on these factors, the Group has concluded that it acts as a principal and recognizes revenue from security-related engineering services on a gross basis.

Security guarding and screening services

The Group enters into contracts with customers to provide security guarding services, by dispatching security guards with corresponding abilities and qualifications on demand, to fulfill the customers’ needs such as securing and guarding physical properties by, among other things, conducting patrols, entrance guarding, access control and alarm monitoring and response such as fire and gas detection, burglary detection and emergency management such as first aid service and communication and evacuation. The Group also offers security guarding services targeted at crowd coordination and management.

The Group also enters into contracts with customers to provide security screening services, by dispatching certified screeners to the premises of the customers. The Group’s screening services include the detection of explosives, incendiary devices in air cargo consignment and detection of dangerous goods for safety purpose through the operation of threat detection system by the screeners.

The Group identifies one performance obligation in security guarding and screening services as the contract comprises of a series of distinct services that are substantially the same and have the same pattern of transfer to the customers, which is to provide security guards and screeners in accordance with the demand orders.

Since the customer simultaneously receives and consumes the benefits as the dispatched security guards and screeners perform the services, revenue from security guarding and screening services is recognized over the contractual term, starting from the date that the Group’s services are made available to the customers. The contracts have a transaction price that includes a fixed consideration and a variable consideration that is charged based on ad-hoc overtime work demanded, less any deduction due to absence. The considerations are reconciled with customers monthly before billing. For variable considerations, the Group uses the practical expedient that allows it to recognize revenue in the amount to which the Group has a right to invoice.

In determining whether the Group acts as a principal and recognizes revenue on a gross basis, the Group assesses indicators including control over services before transfer to customers. The Group controls the overall provision of services, including arranging staff to perform works at the designated sites. While for certain projects the Group made use of subcontractor’s workers to perform works, the Group directs the workers to perform works. The Group bears credit risk for the receivables from customers even if certain level of subcontractor’s works is used for a project. Based on these factors, the Group has concluded that it acts as a principal and recognizes revenue from security guarding and screening services on a gross basis.

In addition to the abovementioned security guarding and screening services, the Group also offers various types of related vocational training courses. The fees are usually billed and paid in advance before commencement of the training. Revenues are recognized at the course fees over time during the training course period, usually within several days.

The following table disaggregates the Group’s revenue for the years ended September 30, 2024 and 2025:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
By revenue type
Security-related engineering services
Security systems and products and installation	81,374,932	84,949,175
Security systems maintenance services	19,889,187	22,954,659
Equipment leasing	5,690,002	3,958,978

	106,954,121	111,862,812
Security guarding and screening services
Security guarding services	61,753,479	65,813,677
Screening services	9,756,409	10,981,055
Related vocational training services	3,700,530	3,729,039

	75,210,418	80,523,771

Total	182,164,539	192,386,583

By timing of revenue recognition
Security-related engineering services
Goods and services transferred at a point in time	81,374,932	84,949,175
Services rendered over time	25,579,189	26,913,637
	106,954,121	111,862,812
Security guarding and screening services
Goods and services transferred at a point in time	—	—
Services rendered over time	75,210,418	80,523,771
	75,210,418	80,523,771
Total	182,164,539	192,386,583

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to the customers. Trade receivables represent amounts invoiced when the Group has satisfied its performance obligations and has the unconditional right to payment.

There were no contract assets as of September 30, 2024 and 2025.

Retention receivables were HK$3,369,245 and HK$3,729,411 as of September 30, 2024 and 2025, respectively.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers the promised goods or services to the customer, the Group presents the amount as a contract liability when the payment is received or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer the promised goods to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Contract liabilities were HK$27,801,257 and HK$11,340,672 as of September 30, 2024 and 2025, respectively. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Revenue recognized during the years ended September 30, 2024 and 2025, respectively, relating to contract liabilities as of October 1, 2023 and 2024 was HK$18,972,517 and HK$25,489,929, respectively.

Cost of revenues

(x)	Cost of revenues

Cost of revenues mainly consists of cost of goods sold, employee benefit expense of direct labor, depreciation, subcontracting fee, transportation fee, travelling expenses, freight charge, course expenses, sample, uniform, insurance for direct labor, and write-down of obsolete inventories.

Selling, general and administrative expenses

(y)	Selling, general and administrative expenses

Selling, general and administrative expenses mainly represented employee benefit expense of directors, officers, and sales and administrative staff, rental, depreciation, legal and professional service fees,   research and development expenses, and other corporate expenses. Research and development expenses relating to improving development efficiency and quality of the Group’s products and services are expensed as incurred. The Group recognized research and development expenses of nil and HK$0.04 million for the years ended September 30, 2024 and 2025, respectively.

Employee benefits

(z)	Employee benefits

Employee benefits include employees’ leave entitlements, bonus entitlements, and pension obligations, other than those expenses arising from basic salaries as a result of services rendered by the Group’s employees.

Employees’ entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by the employees up to the end of the reporting period. Employee entitlements to sick leave and maternity or paternity leave are not recognized until the time of leave.

Bonus entitlements are recognized as a liability at its expected cost when the Group has a present legal or constructive obligation as a result of services rendered by employees and a reliable estimate of the obligation can be made. Liabilities for bonus are expected to be settled within twelve months and are measured at the amounts expected to be paid when they are settled.

Regarding pension obligations, the Group participates in defined contribution retirement benefit plans which are available to all relevant employees in Hong Kong. These plans are generally funded through payments to schemes established by publicly or privately administered funds. A defined contribution plan is a pension plan under which the Group pays contributions on mandatory, contractual or voluntary basis into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee services in the current period. The Group’s contributions to the defined contribution plans are expensed.

Leases

(aa)	Leases

Classification for leases under which the Group is a lessor is evaluated at lease commencement and leases not classified as sales-type leases or direct financing leases are classified as operating leases. Leases qualify as sales-type leases if the contract includes either transfer of ownership clauses, certain purchase options, a lease term representing a major part of the economic life of the asset, or the present value of the lease payments and residual guarantees provided by the lessee exceeds substantially all of the fair value of the asset. Additionally, leasing an asset so specialized that it is not deemed to have any value to the Group at the end of the lease term may also result in classification as a sales-type lease. Leases qualify as direct financing leases when the present value of the lease payments and residual value guarantees provided by the lessee and unrelated third parties exceeds substantially all of the fair value of the asset and collection of the payments is probable.

Classification for leases under which the Group is a lessee is evaluated at lease commencement as finance or operating leases. Leases qualify as finance leases if the lease transfers ownership of the asset at the end of the lease term, the lease grants an option to purchase the asset that the Group is reasonably certain to exercise, the lease term is for a major part of the remaining economic life of the asset, or the present value of the lease payments exceeds substantially all of the fair value of the asset. Leases that do not qualify as finance leases are deemed to be operating leases. At lease commencement the Group records a lease liability which is measured as the present value of the lease payments and a right-of-use (“ROU”) asset which is measured as the amount of the lease liability and any initial direct costs incurred. The Group applies the rate implicit in the lease, if available, as a discount rate to determine the present value of the lease payments. If the rate implicit in the lease is not known, the Group uses a discount rate reflective of the incremental borrowing rate. In the consolidated statements of operations, operating leases are expensed through rent expense while financing leases are expensed through amortization and interest expense.

Leases — the Group as lessor

The Group’s lease arrangements are all operating leases which typically have a maturity of 2 to 3 years. Initial direct costs incurred by the Group in negotiating and arranging operating leases are added to the carrying amount of the leased assets and recognized as an expense in the consolidated statements of operations over the lease term on the same basis as equipment leasing income. See Note 2(w) for the accounting policy for revenue from equipment leasing.

Leases — the Group as lessee

The Group owns leasehold land in Hong Kong and lease training center, offices, workshops, warehouse, and carparking spaces, which are classified as operating leases in accordance with ASC 842. Under ASC 842, the Group as a lessee is required to recognize the following for all leases (with the exception of short-term leases, usually with initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) ROU asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Group recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All ROU assets are reviewed for impairment annually. No impairment of ROU assets was recognized for the years ended September 30, 2024 and 2025.

The Group elected the practical expedient to account for leases with lease terms which end within 12 months of the initial date of application as short-term leases. The lease payments for short-term leases are recognized on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

Income tax

(ab)	Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax is provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. It is calculated using tax rates that have been enacted or substantively enacted at end of the reporting period.

Deferred tax is accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the profit or loss, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interests incurred related to underpayment of income tax are classified as income tax expense in the period incurred. For the years ended September 30, 2024 and 2025, no penalties and interests were incurred related to underpayment of income tax.

Government grants

(ac)	Government grants

Government grants are recognized at their fair values when there is reasonable assurance that the grant will be received and the Group will comply with all attached conditions. Grants that compensate the Group for expenses incurred are recognized in other income on the consolidated statements of operations on a systematic basis in the same periods in which the expenses are recognized. When the grant relates to an asset, the fair value is deducted against the carrying amount of the assets. The Group recognized government grants of HK$56,375 and HK$29,468 for the years ended September 30, 2024 and 2025, respectively.

Earnings per share

(ad)	Earnings per share

Earnings per share (“EPS”) is computed by dividing net income by the weighted average number of ordinary shares outstanding. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended September 30, 2024 and 2025, there were no dilutive shares.

Warrants

(ae)	Warrants

Representative’s warrants

Upon the closing of IPO in January 2024, the Company issued to the representative of the underwriter 62,500 units of warrants for ordinary shares and are exercisable on a cashless basis. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Company accounts for its warrants as equity that meet all of the criteria (i) require physical settlement or net-share settlement or (ii) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement), the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

Share-based Compensation

(af)	Share-based Compensation

Share-based payment transactions to employees, officers, directors, external persons, and service providers are measured based on the grant-date fair value of the equity instrument. For the awards with graded vesting, that is with multiple vesting dates and with only service conditions, the Group elects to recognize the awards on a straight-line basis for the entire award (that is, over the requisite service period of the last separately vesting portion of the award). The amount of compensation cost recognized at any date is at least equal the portion of the grant-date value of the award that is vested at that date. For grant of restricted shares, the fair value of share-based awards was determined based on the market price of the Group’s common stock at the date of grant. The share-based compensation is recognized as expense under selling, general and administrative expenses on the consolidated statements of operations. The Group elects to recognize forfeitures when they occur.

Segment reporting

(ag)	Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 — Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Group adopted ASU 2023-07 for the year ended September 30, 2025, retrospectively to all periods presented in the consolidated financial statements. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Company’s consolidated financial position, results of operations, or cash flows. Significant segment expense categories and amounts for the reportable segment is disclosed. When no significant expense categories and amounts are disclosed for the reportable segment, an amount and a description of the composition of other segment items is disclosed in the reconciliation from the reportable segment’s profit or loss to the Company’s consolidated net income.

An operating segment is a component of the Group that engages in business activities from which it may earn revenue and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with Accounting Standards Codification (“ASC”) 280, “Segment Reporting”, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Group has two reportable segments from continuing operations, including security-related engineering services business and security guarding and screening services business. The Group’s CODM uses segment net income as the measures of segment profit or loss. Significant segment expenses are also provided to CODM when deciding how to allocate resources. The CODM does not review assets in evaluating the segment results and therefore such information is not mandated for reportable segments.

Recently issued accounting pronouncements

()	Recently issued accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is also permitted, and entities may apply the amendments in this update prospectively or retrospectively to all prior periods presented in the financial statements. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In November 2024, the FASB has released ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-03 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business (“PBEs”) entity shall apply ASU 2024-03 prospectively to financial statements issued for current period and all comparative periods. PBEs shall apply the amendments in this update either (1) prospectively to financial statements issued for reporting periods after the effective date or (2) retrospectively to any or all prior periods presented in the financial statements. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In January 2025, the FASB has released ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures — Clarifying the Effective Date. The purpose of this update is to clarify the effective date of ASU 2024-03. ASU 2025-01 is effective for all public business entities but only potentially affects non-calendar year-end entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In July 2025, the FASB has released ASU 2025-05, Financial Instruments — Credit Losses — Measurement of Credit Losses for Accounts Receivable and Contract Assets. The purpose of this update is to address challenges encountered when applying the guidance in Topic 326 Financial Instruments—Credit Losses to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606 Revenue from Contracts with Customers. ASU 2025-05 is effective for entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805 Business Combinations, for annual reporting periods beginning after December 15, 2025, and interim reporting periods within annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows.